Accounting for the acquisition of the Credit Suisse Group (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Business Combinations [Line items]
Recognized amounts of indetifiable assets acquited and liabilities assumed

USD m
Purchase price consideration, after consideration of share-based compensation awards 3,710
Credit Suisse Group net identifiable assets on the acquisition date
Assets
As previously
reported in the
Annual Report 2023
Measurement period
adjustments made in
the second quarter of
2024 Revised
Cash and balances at central banks 93,012 (89) 92,923
Amounts due from banks 13,590 (15) 13,575
Receivables from securities financing transactions measured at amortized cost
26,194 26,194
Cash collateral receivables on derivative instruments 20,878 20,878
Loans and advances to customers 247,219 (175) 247,044
Other financial assets measured at amortized cost 13,428 (43) 13,385
Total financial assets measured at amortized cost 414,322 (322) 414,000
Financial assets at fair value held for trading 56,237 56,237
Derivative financial instruments 62,162 62,162
Brokerage receivables 366 366
Financial assets at fair value not held for trading 54,199 54,199
Total financial assets measured at fair value through profit or loss 172,964 172,964
Financial assets measured at fair value through other comprehensive income 0 0
Investments in associates 1,569 1,569
Property, equipment and software 6,055 6,055
Intangible assets 1,287 1,287
Deferred tax assets 998 998
Other non-financial assets 6,892 6,892
Total assets 604,088 (322) 603,766
Liabilities
Amounts due to banks 107,617 107,617
Payables from securities financing transactions measured at amortized cost 11,911 11,911
Cash collateral payables on derivative instruments 10,939 10,939
Customer deposits 183,119 183,119
Debt issued measured at amortized cost 110,491 110,491
Other financial liabilities measured at amortized cost 7,992 7,992
Total financial liabilities measured at amortized cost 432,070 432,070
Financial liabilities at fair value held for trading 5,711 5,711
Derivative financial instruments 67,782 67,782
Brokerage payables designated at fair value 316 316
Debt issued designated at fair value 44,909 44,909
Other financial liabilities designated at fair value 7,574 7,574
Total financial liabilities measured at fair value through profit or loss 126,292 126,292
Provisions and contingent liabilities 9,945 161 10,106
Other non-financial liabilities 3,901 3,901
Total liabilities 572,209 161 572,370
Non-controlling interests (285) (285)
Fair value of net assets acquired 31,594 (483) 31,110
Settlement of pre-existing relationships 135 135
Negative goodwill resulting from the acquisition 27,748 (483) 27,264

Effect of the measurement period adjustments on the Income statement

Effect of the measurement period adjustments on the income statement for the year ended 31 December 2023
For the year ended 31 December 2023
USD m
As previously
reported in the
Annual Report
2023

Measurement
period
adjustments
made in the
second quarter
of 2024 Revised
Net interest income 7,297 7,297
Other net income from financial instruments measured

at fair value through profit or loss
11,583 11,583
Fee and commission income 23,766 23,766
Fee and commission expense (2,195) (2,195)
Net fee and commission income 21,570 21,570
Other income 384 384
Total revenues 40,834 40,834
Negative goodwill 27,748 (483) 27,264
Credit loss expense / (release) 1,037 1,037
Personnel expenses 24,899 24,899
General and administrative expenses 10,156 10,156
Depreciation, amortization and impairment of non-financial

assets
3,750 3,750
Operating expenses 38,806 38,806
Operating profit / (loss) before tax 28,739 (483) 28,255
Tax expense / (benefit) 873 873
Net profit / (loss) 27,866 (483) 27,382
Net profit / (loss) attributable to non-controlling interests 16 16
Net profit / (loss) attributable to shareholders 27,849 (483) 27,366

Effect of the measurement period adjustments on the balance sheet

Effect of the measurement period adjustments on the balance sheet as of 31 December 2023
USD m As of 31 December 2023
Assets
As previously
reported in the
Annual Report
2023
Measurement
period
adjustments
made in the
second quarter
of 2024 Revised
Total financial assets measured at amortized cost 1,189,773 (322)
1,189,451
of which: Cash and balances at central banks 314,148 (89) 314,060 of which: Amounts due from banks 21,161 (15) 21,146
of which: Loans and advances to customers 639,844 (175) 639,669 of which: Other financial assets measured at amortized cost 65,498 (43) 65,455
Total assets 1,717,246 (322) 1,716,924
Liabilities
Provisions and contingent liabilities 12,250 161 12,412
Total liabilities 1,630,607 161 1,630,769
Equity
Equity attributable to shareholders 86,108 (483)
85,624
of which: Retained earnings 74,880 (483) 74,397
Total equity 86,639 (483) 86,156
Total liabilities and equity 1,717,246 (322) 1,716,924

Effect of the measurement period adjustments on the statement of cash flows

Effect of the measurement period adjustments on the statement of cash flows for the year ended 31 December 2023
For the year ended 31 December 2023
USD m
As previously
reported in the
Annual Report
2023
Measurement
period
adjustments
made in the
second quarter
of 2024 Revised
Cash flow from / (used in) operating activities
Net profit / (loss) 27,866 (483) 27,382
Non-cash items included in net profit and other adjustments:
of which: Negative goodwill (27,748) 483 (27,264)
Net cash flow from / (used in) operating activities 86,068 86,068
Net cash flow from / (used in) investing activities 103,228 (104) 103,124 of which: Cash and cash equivalents acquired upon acquisition of the Credit Suisse Group
108,510 (104) 108,406
Net cash flow from / (used in) financing activities (58,262) (58,262)
Total cash flow
Cash and cash equivalents at the beginning of the period 195,321 195,321
Net cash flow from / (used in) operating, investing and financing activities 131,035 (104) 130,931
Effects of exchange rate differences on cash and cash equivalents 13,955 13,955
Cash and cash equivalents at the end of the period 340,311 (104) 340,207 of which: cash and balances at central banks 314,065 (89) 313,976 of which: amounts due from banks 19,227 (15) 19,212
of which: money market paper 7,018 7,018